As filed with the Securities and Exchange Commission on June 2, 2006
                                     Investment Company Act File number 811-8312



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2006

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
INSTITUTIONAL                               600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY INCOME FUND                                                 (212) 830-5200


================================================================================




Dear Shareholder:

We are pleased to present the annual report of Institutional Daily Income Fund (the "Fund") for the year ended March 31, 2006.

The Fund's Money Market Portfolio had 1,049 shareholders and net assets of $731,453,475 as of March 31, 2006. The U.S. Treasury Portfolio had 190 shareholders and net assets of $1,162,387,329 as of March 31, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Steven W. Duff




Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
               Class A                      10/01/05                  03/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,019.30                    $2.32
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,022.64                    $2.32
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
      Class B & Pinnacle Shares             10/01/05                  03/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,020.60                    $1.01
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,023.93                    $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Portfolio
----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
               Class A                      10/01/05                 03/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,018.50                     $2.26
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,022.69                     $2.27
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
      Class B & Pinnacle Shares             10/01/05                 03/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,019.70                     $1.01
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,023.93                     $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.46%, 0.20%, and 0.20%, for the Money Market Portfolio Class A, Class B, and Pinnacle shares, respectively and 0.45%, 0.20%, and 0.20% for the U.S. Treasury Portfolio Class A, Class B, and Pinnacle shares, respectively, multiplied by the average account value over the period (October 1, 2005 through March 31, 2006), multiplied by 182/365 (to reflect the most recent fiscal half-year).








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Asset Back Commercial Paper (36.11%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Charta LLC                                                      04/24/06      4.61%    $    9,970,803
    20,000,000  Charta LLC                                                      05/02/06      4.69         19,919,917
    20,000,000  Clipper Receivables, LLC                                        04/03/06      4.82         19,994,644
    10,000,000  Fountain Square Commercial Funding Corp.                        06/23/06      4.66          9,894,636
    15,000,000  Galaxy Funding Incorporated                                     04/05/06      4.47         14,992,633
    15,000,000  Govco Incorporated                                              04/18/06      4.54         14,968,196
    15,000,000  Govco Incorporated                                              04/26/06      4.78         14,950,417
    20,000,000  Greyhawk Funding, LLC                                           04/25/06      4.79         19,936,400
    10,000,000  Greyhawk Funding, LLC                                           05/02/06      4.80          9,958,839
    20,000,000  Lexington Parker Capital Company, LLC                           05/10/06      4.72         19,898,817
    30,000,000  Lockhart Funding, LLC                                           04/24/06      4.79         29,908,575
    25,000,000  Market Street Funding, LLC                                      04/06/06      4.63         24,983,976
    20,000,000  Sheffield Receivables Corporation                               04/07/06      4.63         19,984,633
    20,000,000  Sigma Finance Corporation                                       06/07/06      4.82         19,822,822
    15,000,000  Windmill Funding Corporation                                    04/24/06      4.68         14,955,437
--------------                                                                                         --------------
   265,000,000  Total Asset Back Commercial Paper                                                         264,140,745
--------------                                                                                         --------------

Commercial Paper (5.45%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bear Stearns Companies Inc.                                     04/04/06      4.56%    $   19,992,450
    20,000,000  Westpac Banking Corporation                                     05/08/06      4.67         19,905,033
--------------                                                                                         --------------
    40,000,000  Total Commercial Paper                                                                     39,897,483
--------------                                                                                         --------------

Domestic Certificates of Deposit (4.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  HSBC Bank PLC                                                   05/09/06      4.67%    $   19,999,883
    10,000,000  Wilmington Trust Company                                        04/17/06      4.61         10,000,022
--------------                                                                                         --------------
    30,000,000  Total Domestic Certificates of Deposit                                                     29,999,905
--------------                                                                                         --------------

Eurodollar Certificate of Deposit (2.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Societe Generale                                                02/02/07      4.90%    $   20,001,625
--------------                                                                                         --------------
    20,000,000  Total Eurodollar Certificate of Deposit                                                    20,001,625
--------------                                                                                         --------------

Floating Rate Securities (4.79%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bank of America Federal Funds Floater (b)                       12/15/06      4.81%    $   20,000,000
     5,000,000  Caterpillar Financial Services Corporation (c)                  07/10/06      4.68          5,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Floating Rate Securities (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (d)      04/16/07      4.73%    $   10,000,000
--------------                                                                                         --------------
    35,000,000  Total Floating Rate Securities                                                             35,000,000
--------------                                                                                         --------------

Foreign Commercial Paper (10.60%)
------------------------------------------------------------------------------------------------------------------------------------
$   12,805,000  Alliance & Leicester PLC                                        04/03/06      4.48%    $   12,801,848
    10,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            05/01/06      4.67          9,961,500
    25,000,000  Canadian Imperial Holdings Inc.                                 05/08/06      4.69         24,880,521
    10,000,000  Depfa Bank PLC                                                  04/26/06      4.59          9,968,507
    20,000,000  Yorkshire Building Society                                      04/24/06      4.61         19,941,733
--------------                                                                                         --------------
    77,805,000  Total Foreign Commercial Paper                                                             77,554,109
--------------                                                                                         --------------

Letter of Credit Commercial Paper (3.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  ICICI Bank Ltd.
                LOC Fortis Bank S.A. / N.V.                                     05/15/06      4.70%    $   24,857,917
--------------                                                                                         --------------
    25,000,000  Total Letter of Credit Commercial Paper                                                    24,857,917
--------------                                                                                         --------------

Loan Participations (3.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  AXA Equitable Life Insurance Company with J.P. Morgan Chase (e) 03/21/07      4.80%    $   20,000,000
     5,000,000  Mt. Vernon Phenol (General Electric Co.) with
                J.P. Morgan Chase (e)                                           05/19/06      4.80          5,000,000
--------------                                                                                         --------------
    25,000,000  Total Loan Participations                                                                  25,000,000
--------------                                                                                         --------------

U.S. Government Agency Medium Term Note (2.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Federal Home Loan Mortgage Corporation                          02/09/07      4.76%    $   20,000,000
--------------                                                                                         --------------
    20,000,000  Total U.S. Government Agency Medium Term Note                                              20,000,000
--------------                                                                                         --------------

Repurchase Agreement (8.48%)
------------------------------------------------------------------------------------------------------------------------------------
$   62,000,000  UBS Securities, LLC, purchased on 03/31/06, repurchase proceeds at maturity $62,024,697 (Collateralized by
                $132,152,218, GNMA, 5.50% to 9.00%, due 09/15/17 to 01/15/36,
                value $63,240,820)                                              04/03/06      4.78%    $   62,000,000
--------------                                                                                         --------------
    62,000,000  Total Repurchase Agreement                                                                 62,000,000
--------------                                                                                         --------------

Variable Rate Demand Instruments (f) (9.91%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,260,000  Atlas Metal Investment Corporation - Series 2000
                LOC Fifth Third Bank                                            10/01/20      4.82%    $    2,260,000
       540,000  Automated Packaging Systems
                LOC National City Bank                                          10/01/08      4.92            540,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (f) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      925,000  Big Brothers Big Sisters Association of Greater Columbus -
                Series 2000
                LOC Fifth Third Bank                                            12/01/20      4.82%    $      925,000
     2,820,000  Briarwood Investments, LLC - Series 2003
                LOC Federal Home Loan Bank of Cincinnati                        04/01/23      4.84          2,820,000
     4,700,000  CFM International Inc. - Series 1999A (g)
                Guaranteed by General Electric Company                          01/01/10      4.83          4,700,000
     1,200,000  CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10      4.82          1,200,000
       250,000  Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries Project) - Series 1997B
                LOC JPMorgan Chase Bank                                         02/01/07      4.92            250,000
     2,175,000  D.E.D.E. Realty - Series 1998
                LOC Fifth Third Bank                                            12/01/11      4.82          2,175,000
     1,940,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank                                         10/01/26      4.93          1,940,000
       700,000  Dickinson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27      4.93            700,000
     2,370,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project) -
                Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      4.91          2,370,000
     2,750,000  Fiore Capital LLC - Series 2005A
                LOC M & I Marshall & Ilsley Bank                                08/01/45      4.83          2,750,000
     1,105,000  First Metropolitan Title Company Demand Notes - Series 1999
                LOC LaSalle Bank, N.A.                                          05/01/24      4.93          1,105,000
     1,580,000  Frank J. Catanzaro Sons and Daughters
                LOC U.S. Bank, N.A.                                             01/01/15      4.82          1,580,000
     2,660,000  Governor's Village LLC - Series 2000
                LOC Fifth Third Bank                                            03/01/20      4.82          2,660,000
     5,784,000  Herman & Kittle Capital, LLC - Series 2005 (h)
                LOC Fifth Third Bank                                            06/01/55      4.78          5,784,000
     2,075,000  HFA of Lee County, FL Multifamily Housing RB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35      4.85          2,075,000
     1,365,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24      4.82          1,365,000
       210,000  JRB Corporation - Series 1996
                LOC Fifth Third Bank                                            07/01/26      4.93            210,000
     3,250,000  Kenwood Country Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                             12/01/15      4.82          3,250,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (f) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,800,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                03/01/25      4.91%    $    4,800,000
     2,900,000  Landmark Church of Christ - Series 2005
                LOC Columbus Bank & Trust Company                               04/01/20      4.83          2,900,000
     1,900,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      4.87          1,900,000
       405,000  LRV Enterprises, LLC - Series 1996
                LOC National City Bank                                          09/01/21      4.99            405,000
     1,200,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      4.83          1,200,000
       730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Amsouth Bank                                                06/01/10      4.83            730,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank                                      07/01/20      4.83          3,500,000
     2,400,000  Mt. Carmel West Medical Office Building - Series 1999
                LOC National City Bank                                          08/01/19      4.89          2,400,000
     5,000,000  St. Johns County IDA TVR First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank                                           08/01/34      4.92          5,000,000
     1,520,000  Trendway Corporation
                LOC LaSalle Bank Midwest, N.A.                                  12/01/26      4.93          1,520,000
     3,872,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (h)
                LOC Wells Fargo Bank, N.A.                                      01/01/30      4.80          3,872,000
     1,915,000  Wholesome Group, LLC - Series 2005
                LOC Fifth Third Bank                                            10/01/20      4.82          1,915,000
     1,650,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC M & I Marshall & Ilsley Bank                                05/01/35      4.83          1,650,000
--------------                                                                                         --------------
    72,451,000  Total Variable Rate Demand Instruments                                                     72,451,000
--------------                                                                                         --------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Yankee Certificates of Deposit (8.20%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Natexis Banques Populaires                                      05/10/06      4.77%    $   20,000,000
    20,000,000  Royal Bank of Canada                                            05/22/06      4.71         20,000,263
    20,000,000  UBS AG                                                          05/10/06      4.80         20,000,000
--------------                                                                                         --------------
    60,000,000  Total Yankee Certificates of Deposit                                                       60,000,263
--------------                                                                                         --------------
                Total Investments (99.92%) (cost $730,903,047+)                                           730,903,047
                Cash and other assets, net of liabilities (0.08%)                                             550,428
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  731,453,475
                                                                                                       ==============

                +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.
(b) The interest rate is adjusted daily based upon Federal Funds Target plus 0.06%.
(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.
(d)  The interest is adjusted monthly based upon one month LIBOR minus 0.02%.
(e) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.
(f) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.
(g) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.
(h) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:
      GNMA   =   Government National Mortgage Association     IDRB   =   Industrial Development Revenue Bond
      HFA    =   Housing Finance Authority                    LOC    =   Letter of Credit
      HFC    =   Housing Finance Commission                   RB     =   Revenue Bond
      IDA    =   Industrial Development Authority





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2006
================================================================================

----------------------------------------------------------------------------------
    Securities Maturing in               Value               % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                 $   446,801,275              61.13%
  31 through 60 Days                    209,382,689              28.65
  61 through 90 Days                     34,717,458               4.75
  91 through 120 Days                            --               0.00
  121 through 180 Days                           --               0.00
  Over 180 Days                          40,001,625               5.47
----------------------------------------------------------------------------------
  Total                            $    730,903,047             100.00%
----------------------------------------------------------------------------------


























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Repurchase Agreements (49.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  129,000,000  Bank of America Securities, LLC, purchased on 03/31/06, repurchase proceeds at maturity $129,048,160
                (Collateralized by $133,554,000, U.S. Treasury Note, 3.50%
                to 4.50%, due 05/15/08 to 02/28/11, value $113,619,699,
                U.S. Treasury Bond, 5.375%, due 2/15/31, value $17,849,956)     04/03/06      4.48%    $  129,000,000
   180,000,000  Bear, Stearns & Co., Inc., purchased on 03/31/06, repurchase proceeds at maturity $180,070,800
                (Collateralized by $458,090,662, GNMA, 0.00% to
                13.00%, due 05/15/06 to 03/20/36, value $183,600,797)           04/03/06      4.72        180,000,000
   130,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on
                03/31/06, repurchase proceeds at maturity $130,048,208
                (Collateralized by $229,385,375, RFBD, 8.125% to 9.375%,
                due 10/15/19 to 04/15/30, value $8,647,939,TINT, 0.00%,
                due 08/15/18, value $67,484,945, TPRX, 8.75%, due 05/15/17,
                value $56,468,404)                                              04/03/06      4.45        130,000,000
   135,000,000  UBS Securities, LLC, purchased on 03/31/06, repurchase proceeds at maturity $135,051,525 (Collateralized by
                $108,221,000, TRIN, 3.375% to 3.625%, due 01/15/07 to
                01/15/08, value $137,700,963)                                   04/03/06      4.58        135,000,000
--------------                                                                                         --------------
   574,000,000  Total Repurchase Agreements                                                               574,000,000
--------------                                                                                         --------------

U.S. Government Obligations (50.40%)
------------------------------------------------------------------------------------------------------------------------------------
$  160,000,000  U.S. Treasury Bill                                              04/06/06      4.33%    $  159,903,778
   140,000,000  U.S. Treasury Bill                                              04/06/06      4.29        139,916,680
    75,000,000  U.S. Treasury Bill                                              04/06/06      4.35         74,954,687
    60,000,000  U.S. Treasury Note, 4.625%                                      05/15/06      4.15         60,031,586
    75,000,000  U.S. Treasury Note, 7.000%                                      07/15/06      4.58         75,493,707
    75,000,000  U.S. Treasury Note, 7.000%                                      07/15/06      4.54         75,524,550
--------------                                                                                         --------------
   585,000,000  Total U.S. Government Obligations                                                         585,824,988
--------------                                                                                         --------------
                Total Investments (99.78%) (cost $1,159,824,988+)                                       1,159,824,988
                Cash and other assets, net of liabilities (0.22%)                                           2,562,341
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $1,162,387,329
                                                                                                       ==============

                +   Aggregate cost for federal income tax purposes is identical.

KEY:
      GNMA    =   Government National Mortgage Association      TRIN   =    U.S. Treasury Inflation-Protected Securities
      RFBD    =   Resolution Funding Bond                       TPRX   =    U.S. Treasury Principal Strip
      TINT    =   U.S. Treasury Interest Strip

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2006
================================================================================

----------------------------------------------------------------------------------
    Securities Maturing in               Value               % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                 $   948,775,146              81.80%
  31 through 60 Days                     60,031,586               5.18
  61 through 90 Days                             --               0.00
  91 through 120 Days                   151,018,256              13.02
  121 through 180 Days                           --               0.00
  Over 180 Days                                  --               0.00
----------------------------------------------------------------------------------
  Total                              $ 1,159,824,988              100.00%
----------------------------------------------------------------------------------































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006

================================================================================

                                                                          Money Market             U.S. Treasury
                                                                            Portfolio                 Portfolio
                                                                       -----------------         -----------------
ASSETS
  Investments in securities, at amortized cost (Note 1).........       $     668,903,047         $     585,824,988
  Repurchase agreements.........................................              62,000,000               574,000,000
  Cash  ........................................................                 -0-                     1,300,986
  Accrued interest receivable...................................               1,285,219                 3,327,525
  Prepaid expenses..............................................                  35,928                    39,607
                                                                       -----------------         -----------------
         Total assets...........................................             732,224,194             1,164,493,106
                                                                       -----------------         -----------------

LIABILITIES
  Payable to affiliates*........................................                  17,035                    21,755
  Due to custodian..............................................                 181,454                  -0-
  Accrued expenses..............................................                 157,640                   209,635
  Dividends payable.............................................                 414,590                 1,874,387
                                                                       -----------------         -----------------
         Total liabilities......................................                 770,719                 2,105,777
                                                                       -----------------         -----------------
  Net assets....................................................       $     731,453,475         $   1,162,387,329
                                                                       =================         =================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3).......       $     731,453,684         $   1,162,387,329
  Accumulated net realized loss.................................                    (217)                  -0-
  Undistributed net investment income...........................                       8                   -0-
                                                                       -----------------         -----------------
  Net assets....................................................       $     731,453,475         $   1,162,387,329
                                                                       =================         =================
  Net asset value, per share (Note 3):
  Money Market Portfolio:
     Class A shares, ($224,050,092 applicable to 224,050,156 shares outstanding)                       $      1.00
                                                                                                       ===========
     Class B shares, ($372,721,157 applicable to 372,721,263 shares outstanding)                       $      1.00
                                                                                                       ===========
     Pinnacle shares, ($134,682,226 applicable to 134,682,265 shares outstanding)                      $      1.00
                                                                                                       ===========
  U.S. Treasury Portfolio:
     Class A shares, ($304,168,399 applicable to 304,168,399 shares outstanding)                       $      1.00
                                                                                                       ===========
     Class B shares, ($829,714,027 applicable to 829,714,027 shares outstanding)                       $      1.00
                                                                                                       ===========
     Pinnacle shares, ($28,504,903 applicable to 28,504,903 shares outstanding)                        $      1.00
                                                                                                       ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

================================================================================

                                                                     Money Market             U.S. Treasury
                                                                       Portfolio                 Portfolio
                                                                  -----------------         -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $      23,707,518         $      31,235,849
                                                                  -----------------         -----------------
Expenses: (Note 2)
    Investment management fee..................................             737,039                 1,017,534
    Administration fee.........................................             307,100                   423,972
    Shareholder servicing fee (Class A shares).................             406,978                   676,885
    Custodian expenses.........................................              33,119                    58,407
    Shareholder servicing and related shareholder expenses+....             197,559                   213,800
    Legal, compliance and filing fees..........................             244,866                   212,375
    Audit and accounting.......................................             143,287                   182,647
    Trustees' fees and expenses................................              20,732                    18,232
    Other......................................................              22,499                    54,271
                                                                  -----------------         -----------------
       Total expenses..........................................           2,113,179                 2,858,123
       Less:  Fees waived (Note 2).............................            (442,506)                 (464,312)
              Expense paid indirectly (Note 2).................              (9,195)                  (21,059)
                                                                  -----------------         -----------------
       Net expenses............................................           1,661,478                 2,372,752
                                                                  -----------------         -----------------
Net investment income..........................................          22,046,040                28,863,097

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................              -0-                        1,672
                                                                  -----------------         -----------------
Increase in net assets from operations.........................   $      22,046,040         $      28,864,769
                                                                  =================         =================

+ Includes class specific transfer agency expenses of $49,748, $66,208 and $23,605 of which $17,195, $53,806 and $19,184 were waived for Money Market Portfolio Class A, Class B and Pinnacle Shares and $54,144, $108,626 and $6,811 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2006 AND 2005

================================================================================

                                                      Money Market Portfolio               U.S. Treasury Portfolio
                                                 --------------------------------      --------------------------------
                                                      2006              2005                2006              2005
                                                 --------------    --------------      --------------    --------------
INCREASE (DECREASE)
   IN NET ASSETS
Operations:
   Net investment income....................     $   22,046,040     $   5,815,811      $   28,863,097    $   10,218,410
   Net realized gain (loss) on investments..           -0-                    (59)              1,672            (1,121)
                                                 --------------    --------------      --------------    --------------
   Increase in net assets from operations...         22,046,040         5,815,752          28,864,769        10,217,289
Dividends to shareholders from net investment income:
   Class A shares...........................         (5,513,078)         (987,750)         (8,591,800)       (2,785,634)
   Class B shares...........................        (12,262,789)       (2,915,564)        (19,126,850)       (6,873,383)
   Pinnacle shares..........................         (4,270,165)       (1,912,497)         (1,144,447)         (559,393)
                                                 --------------    --------------      --------------    --------------
    Total dividend to shareholders..........        (22,046,032)       (5,815,811)        (28,863,097)      (10,218,410)
Distributions to shareholders from
 realized gains on investments:
   Class A shares...........................           -0-               -0-                     (180)         -0-
   Class B shares...........................           -0-               -0-                     (349)         -0-
   Pinnacle shares..........................           -0-               -0-                      (22)         -0-
                                                 --------------    --------------      --------------    --------------
    Total distributions to shareholders.....           -0-               -0-                     (551)         -0-
Capital share transactions (Note 3):
   Class A shares...........................        104,061,556        66,615,672          67,546,979       (25,309,323)
   Class B shares...........................        157,407,181        51,484,724         346,279,295        17,393,717
   Pinnacle shares..........................         19,889,808        (8,046,389)        (11,304,642)       10,557,265
                                                 --------------    --------------      --------------    --------------
    Total capital share transactions........        281,358,545       110,054,007         402,521,632         2,641,659
                                                 --------------    --------------      --------------    --------------
   Total increase (decrease)................        281,358,553       110,053,948         402,522,753         2,640,538
Net assets:
   Beginning of year........................        450,094,922       340,040,974         759,864,576       757,224,038
                                                 --------------    --------------      --------------    --------------
   End of year..............................     $  731,453,475    $  450,094,922      $1,162,387,329    $  759,864,576
                                                 ==============    ==============      ==============    ==============

Undistributed net investment income.........     $            8    $     -0-           $     -0-         $     -0-
                                                 ==============    ==============      ==============    ==============






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has authorized the creation of three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio (each referred to as "Portfolio"). Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $122,911 (of which $90,185 was waived) for the Money Market Portfolio and $169,767 for the U.S Treasury Portfolio, paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Class A, B and Pinnacle shares of the Fund. For the year ended March 31, 2006 these fees amounted to a net annual rate of 0.01% and 0.02% of the monthly average net assets of the Money Market Portfolio and U.S Treasury Portfolio, respectively.

For the year ended March 31, 2006, the following fees were voluntarily waived by the Manager and shareholder servicing agent:

                                             Money Market Portfolio      U.S. Treasury Portfolio
                                             ----------------------      -----------------------
Investment management fees                       $     176,161                $     100,107
Administration fees                                    176,160                      364,205
Transfer agency fees  - Class A                         17,195                     -0-
Transfer agency fees  - Class B                         53,806                     -0-
Transfer agency fees  - Pinnacle Shares                 19,184                     -0-
                                                 -------------                -------------
     Total                                       $     442,506                $     464,312
                                                 =============                =============

The Manager and shareholder servicing agent have no right to recoup prior fee waivers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,200 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

For the year ended March 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

                                             Money Market Portfolio      U.S. Treasury Portfolio
                                             ----------------------      -----------------------
Custodian expenses                                $      9,019                $      20,891
Shareholder servicing and related
    shareholder expenses                                   176                          168
                                                 -------------                -------------
     Total                                       $       9,195                $      21,059
                                                 =============                =============


3. Transactions in Shares of Beneficial Interest
At March 31, 2006, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                       -----------------------------------         -----------------------------------
                                         Year Ended           Year Ended             Year Ended           Year Ended
Class A shares                         March 31, 2006       March 31, 2005         March 31, 2006       March 31, 2005
--------------                         --------------       --------------         --------------       --------------
Sold................................    2,100,732,666          911,145,861          1,043,607,042          938,506,250
Issued on reinvestment of dividends.        5,277,442              916,026              3,409,207              913,366
Redeemed............................   (2,001,948,552)        (845,446,215)          (979,469,270)        (964,728,939)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............      104,061,556           66,615,672             67,546,979          (25,309,323)
                                       ==============       ==============         ==============       ==============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Transactions in Shares of Beneficial Interest (continued)

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                       -----------------------------------         -----------------------------------
                                         Year Ended           Year Ended             Year Ended           Year Ended
Class B shares                         March 31, 2006       March 31, 2005         March 31, 2006       March 31, 2005
--------------                         --------------       --------------         --------------       --------------
Sold................................    2,222,373,090        1,297,610,795          2,421,293,275        1,489,030,576
Issued on reinvestment of dividends.       12,076,068            2,764,393              3,590,453              981,169
Redeemed............................   (2,077,041,977)      (1,248,890,464)        (2,078,604,433)      (1,472,618,028)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............      157,407,181           51,484,724            346,279,295           17,393,717
                                       ==============       ==============         ==============       ==============

Pinnacle shares
---------------
Sold................................      183,496,040           94,179,403             34,672,577           62,221,333
Issued on reinvestment of dividends.        4,303,379            1,912,377              1,151,037              559,350
Redeemed............................     (167,909,611)        (104,138,169)           (47,128,256)         (52,223,418)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............       19,889,808           (8,046,389)           (11,304,642)          10,557,265
                                       ==============       ==============         ==============       ==============

4. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                                             Money Market Portfolio                  U.S. Treasury Portfolio
                                        --------------------------------         -------------------------------
                                            2006                2005                 2006               2005
                                        ------------        ------------         ------------       ------------
Ordinary income.....................    $ 22,046,032        $  5,815,811         $ 28,863,648       $ 10,218,410

At March 31 2006, the Money Market Portfolio had unused capital loss carryforwards of $217, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $151 will expire in 2012 and $66 will expire in 2014.

During the year ended March 31, 2006, the U.S. Treasury Portfolio utilized capital loss carryforwards of $1,121.

At March 31, 2006, there were $8 of distributable earnings for the Money Market Portfolio and no distributable earnings for the U.S. Treasury Portfolio.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                                                            Money Market Portfolio
                                                       --------------------------------------------------------------
Class A shares                                                           For the Year Ended March 31,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.033        0.013        0.007        0.013        0.028
   Net realized and unrealized gain(loss)
     on investments............................            --          0.000        0.000        0.000        0.000
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.033        0.013        0.007        0.013        0.028
Less distributions from:
   Dividends from net investment income........          (0.033)      (0.013)      (0.007)      (0.013)      (0.028)
   Net realized gain(loss) on investment.......            --         (0.000)      (0.000)      (0.000)      (0.000)
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.033)      (0.013)      (0.007)      (0.013)      (0.028)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.36%        1.34%        0.73%        1.33%        2.85%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 224,050    $ 119,989    $ 53,373     $ 114,337    $  67,459
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.47%        0.47%        0.47%        0.47%        0.45%
   Net investment income.......................           3.39%        1.49%        0.73%        1.32%        3.39%
   Management and administration fees waived...           0.06%        0.08%        0.06%        0.06%        0.02%
   Transfer agency fees waived.................           0.01%        0.02%        0.00%        0.00%        0.00%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                          Money Market Portfolio
                                                       --------------------------------------------------------------
Class B shares                                                         For the Year Ended March 31,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.036        0.016        0.010        0.016        0.031
   Net realized and unrealized gain(loss)
     on investments............................            --          0.000        0.000        0.000        0.000
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.036        0.016        0.010        0.016        0.031
Less distributions from:
   Dividends from net investment income........          (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
   Net realized gain(loss) on investments......            --         (0.000)      (0.000)      (0.000)      (0.000)
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.63%        1.61%        1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 372,721    $ 215,314    $ 163,829    $ 132,837    $ 123,267
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income.......................           3.66%        1.63%        0.99%        1.60%        3.15%
   Management and administration fees waived...           0.06%        0.08%        0.06%        0.06%        0.02%
   Transfer agency fees waived.................           0.02%        0.02%        0.02%        0.02%        0.01%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                            Money Market Portfolio
                                                       --------------------------------------------------------------
Pinnacle  shares                                                         For the Year Ended March 31,
----------------                                       --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.036        0.016        0.010        0.016        0.031
   Net realized and unrealized gain(loss)
     on investments............................            --          0.000        0.000        0.000        0.000
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.036        0.016        0.010        0.016        0.031
Less distributions from:
   Dividends from net investment income........          (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
   Net realized gain(loss) on investments......            --           --         (0.000)      (0.000)      (0.000)
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.63%        1.61%        1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 134,682    $ 114,792    $ 122,839    $ 130,135    $ 153,182
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income.......................           3.66%        1.63%        0.99%        1.60%        3.15%
   Management and administration fees waived...           0.06%        0.08%        0.06%        0.06%        0.02%
   Transfer agency fees waived.................           0.02%        0.02%        0.02%        0.02%        0.01%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                          U.S. Treasury Portfolio
                                                       --------------------------------------------------------------
Class A shares                                                         For the Year Ended March 31,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.032        0.012        0.007        0.013        0.028
   Net realized and unrealized gain(loss)
     on investments ...........................           0.000        0.000        0.000           --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.032        0.012        0.007        0.013        0.028
Less distributions from:
   Dividends from net investment income........          (0.032)      (0.012)      (0.007)      (0.013)      (0.028)
   Net realized gain(loss) on investments......          (0.000)      (0.000)      (0.000)        --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.032)      (0.012)      (0.007)      (0.013)      (0.028)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.22%        1.19%        0.66%        1.28%        2.86%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 304,168    $ 236,621    $ 261,931    $ 276,174    $ 253,948
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.45%        0.45%        0.45%        0.45%        0.45%
   Net investment income.......................           3.17%        1.18%        0.66%        1.28%        3.12%
   Management and administration fees waived...           0.05%        0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                           U.S. Treasury Portfolio
                                                       --------------------------------------------------------------
Class B shares                                                          For the Year Ended March 31,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.034        0.014        0.009        0.015        0.031
   Net realized and unrealized gain(loss)
     on investments............................           0.000        0.000        0.000         --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.034        0.014        0.009        0.015        0.031
Less distributions from:
   Dividends from net investment income........          (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
   Net realized gain(loss) on investments......          (0.000)      (0.000)      (0.000)        --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.48%        1.44%        0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 829,714    $ 484,434    $ 466,041    $ 383,677    $ 348,701
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income.......................           3.51%        1.45%        0.90%        1.51%        2.66%
   Management and administration fees waived...           0.05%        0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (continued)

                                                                           U.S. Treasury Portfolio
                                                       --------------------------------------------------------------
Pinnacle shares                                                         For the Year Ended March 31,
---------------                                        --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.034        0.014        0.009        0.015        0.031
   Net realized and unrealized gain(loss)
     on investments............................           0.000        0.000        0.000         --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.034        0.014        0.009        0.015        0.031
Less distributions from:
   Dividends from net investment income........          (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
   Net realized gain(loss) on investments......          (0.000)      (0.000)      (0.000)        --           --
                                                       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................          (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           3.48%        1.44%        0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $  28,505    $  39,809    $  29,252    $  25,526    $  17,871
Ratios to average net assets:
   Expenses (net of fees waived) (a)...........           0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income.......................           3.51%        1.45%        0.90%        1.51%        2.66%
   Management and administration fees waived...           0.05%        0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To The Board of Trustees and Shareholders of
Institutional Daily Income Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
May 17, 2006










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2006, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Institutional Daily Income Fund - Money Market Portfolio            68%
Institutional Daily Income Fund - U.S. Treasury Portfolio          100%

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On January 26, 2006, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund's Money Market Portfolio and U.S. Treasury Portfolio (the "Portfolios"), both on an absolute basis and as compared to various Lipper peer group categories for the one-month and one-, three-, five- and ten-year periods ended November 30, 2005. The peer group categories included: (i) an asset-based peer group of institutional money market funds, as classified by Lipper, as the peer group for the Money Market Portfolio's Class A shares, and institutional U.S. Treasury money market funds, as classified by Lipper, as the peer group for the U.S. Treasury Portfolio's Class A shares ("expense group 1"); (ii) a competitors class peer group for each of the Portfolios' Class A shares, representing other institutional money market funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels and institutional U.S. Treasury money market funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in each Portfolio's Lipper universe regardless of asset size ("expense universe"); and (iv) other funds with similar investment objectives to the respective Portfolios that are advised or sub-advised by the Manager. These peer groups are referred to collectively as the "Peer Groups."



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the respective Portfolios. The Directors used each Portfolio's performance against its respective Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of each Portfolio against all of its respective Peer Groups was satisfactory and that (i) the Money Market Portfolio's ranking against the Lipper performance universe (which includes all funds in the expense universe regardless of asset-size or primary channel of distribution) was in the 1st quintile for the one-month and three-year periods, the 2nd quintile for the one-year and ten-year periods, and the 3rd quintile for the five-year period and
(ii) the U.S. Treasury Portfolio's ranking against the Lipper performance universe was in the 1st quintile for the one-month and five-year periods and in the 2nd quintile for the one-year, three-year and ten-year periods (the 1st quintile is the highest quintile).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fees, the Directors considered a number of factors. The Directors compared the level of the management fee for each Portfolio against the advisory fees charged to the funds in the respective Peer Groups and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the respective Peer Groups. The Directors also considered comparative total fund expenses of each class of the Portfolios and the respective Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent.

The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The
Directors concluded that the level of each Portfolio's management fee was reasonable in light of these factors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Trustees and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with        Office                    During Past                   Portfolios in       Trusteeships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                      Time Served(3)                                         Overseen by Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:
-----------------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,    Trustee       Since 2006     Certified Public Accountant and         Director/Trustee of  Trustee of the
Age 56                                                Partner of Hays & Company LLP since     twelve portfolios    Empire Builder
                                                      1980.                                                        Tax Free Bond
                                                                                                                   Fund
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Dr. W. Giles Mellon,     Trustee       Since 1994     Professor Emeritus of Business          Director/Trustee of        None
Age 75                                                Administration in the Graduate School   eleven portfolios
                                                      of Management, Rutgers University,
                                                      with which he has been associated
                                                      since 1966.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Robert Straniere, Esq.,  Trustee       Since 1994     Owner, Straniere Law Firm since 1980,   Director/Trustee of      WPG Funds
Age 65                                                NYS Assemblyman from 1981 to 2004 and   eleven portfolios          Group
                                                      counsel at Fisher, Fisher & Berger
                                                      since 1995.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Dr. Yung Wong,           Trustee       Since 1994     Managing Director of Abacus Associates, Director/Trustee of        None
Age 67                                                an investment firm, since 1996.         eleven portfolios
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Trustees and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with        Office                    During Past                   Portfolios in       Trusteeships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                      Time Served(3)                                         Overseen by Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,         President      Since 1994     Manager and President of Reich & Tang    Director/Trustee          None
Age 52                     and                        Asset Management, LLC ("RTAM, LLC"),     and/or Officer of
                        Trustee(4)                    a registered Investment Advisor and      sixteen portfolios
                                                      President of the Mutual Funds
                                                      Division of RTAM, LLC.  Associated
                                                      with RTAM, LLC since 1994.  Mr. Duff
                                                      is also President and Director/
                                                      Trustee of eight other funds in the
                                                      Reich & Tang Fund Complex, Director
                                                      of Pax World Money Market Fund, Inc.,
                                                      Principal Executive Officer of
                                                      Delafield Fund, Inc. and President
                                                      and Chief Executive Officer of Tax
                                                      Exempt Proceeds Fund, Inc.  Mr. Duff
                                                      also serves as a Director of Reich &
                                                      Tang Services, Inc. and Reich & Tang
                                                      Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Richard De Sanctis,       Vice         Since 2005     Executive Vice President and CFO of            N/A                  N/A
Age 49                  President                     RTAM LLC.  Associated with RTAM, LLC
                                                      since 1990. Mr. De Sanctis is Vice
                                                      President of ten other funds in the
                                                      Reich & Tang Fund Complex, Vice
                                                      President and Assistant Secretary of
                                                      Cortland Trust, Inc. and serves as
                                                      Executive Vice President and Chief
                                                      Financial Officer of Reich & Tang
                                                      Services, Inc. and Reich & Tang
                                                      Distributors, Inc.  Prior to
                                                      December 2004, Mr. De Sanctis was
                                                      Treasurer and Assistant Secretary of
                                                      eleven funds in the Reich & Tang Fund
                                                      Complex and Vice President, Treasurer
                                                      and Assistant Secretary of Cortland
                                                      Trust, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Molly Flewharty,          Vice         Since 1994     Senior Vice President of RTAM, LLC.            N/A                  N/A
Age 55                  President                     Associated with RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Ms. Flewharty also
                                                      serves as Senior Vice President of
                                                      Reich & Tang Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Trustees and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with        Office                    During Past                   Portfolios in       Trusteeships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                      Time Served(3)                                         Overseen by Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,         Chief         Since 2004     Senior Vice President, Compliance              N/A                  N/A
Age 41                 Compliance                     Officer and Assistant Secretary of
                         Officer                      RTAM, LLC.  Associated with RTAM, LLC
                                       Since 2001     since 1986.  Ms. Holtzer is also
                       Secretary                      Chief Compliance Officer, Secretary
                                       Since 1998     and Assistant Treasurer of eleven
                       Assistant                      other funds in the Reich & Tang Fund
                       Treasurer                      Complex.  Ms. Holtzer also serves as
                                                      Senior Vice President, Assistant
                                                      Secretary & Compliance Officer of
                                                      Reich & Tang Distributors, Inc. and
                                                      Senior Vice President, Assistant
                                                      Secretary & Chief Compliance Officer
                                                      of Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Michael Lydon,            Vice         Since 2005     Executive Vice President and Chief             N/A                  N/A
Age 42                  President                     Operations Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC since
                                                      January 2005. Mr. Lydon was Vice
                                                      President at Automatic Data
                                                      Processing from July 2000 to December
                                                      2004. Prior to July 2000, Mr. Lydon
                                                      was Executive Vice President and
                                                      Chief Information Officer of RTAM,
                                                      LLC.  Mr. Lydon is also Vice
                                                      President of eleven other funds in
                                                      the Reich & Tang Fund Complex.  Mr.
                                                      Lydon also serves as Executive Vice
                                                      President and Chief Operations
                                                      Officer for Reich & Tang Distributors,
                                                      Inc. and Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Trustees and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with        Office                    During Past                   Portfolios in       Trusteeships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                      Time Served(3)                                         Overseen by Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,          Vice         Since 1994     Executive Vice President of RTAM,              N/A                  N/A
Age 49                  President                     LLC.  Associated with RTAM, LLC since
                                                      1980.  Ms. Messina is also Vice
                                                      President of eight other funds in the
                                                      Reich & Tang Fund Complex.  Ms.
                                                      Messina also serves as Executive Vice
                                                      President of Reich & Tang Distributors,
                                                      Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Anthony Pace,           Treasurer      Since 2004     Vice President of RTAM, LLC since              N/A                  N/A
Age 40                     and                        September 2004.  Mr. Pace was a
                        Assistant                     Director of a Client Service Group at
                        Secretary                     GlobeOp Financial Services, Inc. from
                                                      May 2002 to August 2004 and
                                                      Controller/Director of Mutual Fund
                                                      Administration for Smith Barney Funds
                                                      Management LLC and Salomon Brothers
                                                      Asset Management Inc. from 1998 to
                                                      May 2002.  Mr. Pace is also Treasurer
                                                      and Assistant Secretary of eleven
                                                      other funds in the Reich & Tang Fund
                                                      Complex.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------

1 The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") Trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above Trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Trustees or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



IDI 3/06A

                                                INSTITUTIONAL
                                                DAILY
                                                INCOME FUND










                                                        Annual Report
                                                        March 31, 2006

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2006              FYE 3/31/2005

4(a)     Audit Fees                 $53,600                     $44,600
4(b)     Audit Related Fees         $     0                     $     0
4(c)     Tax Fees                   $ 6,930                     $ 6,640
4(d)     All Other Fees             $     0                     $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $6,930 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006. $6,640 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund



By (Signature and Title)*       /s/Rosanne Holtzer, Secretary
                                -----------------------------
                                   Rosanne Holtzer, Secretary


Date: June 2, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President

Date: June 2, 2005



By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer


Date: June 2, 2006


* Print the name and title of each signing officer under his or her signature.